Goodwill - Summary of estimated recoverable amount of the CGU (Detail) - Life and Security Holdings Co., Ltd. [member]	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Annual discount rate	7.31%
Annual growth rate applied for the cash flows expected to be incurred after five years	0.97%